Submission	Mar. 30, 2026
Submission [Line Items]
Central Index Key	0001274173
Registrant Name	JANUS HENDERSON GROUP PLC
Form Type	SC 13E-3
Submission Type	SC 13E3/A
Fee Exhibit Type	EX-FILING FEES